Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Cost:
Total cost	¥ 27,495		¥ 25,885
Less: Accumulated depreciation	(23,246)		(22,782)
Property and equipment, net	4,249	$ 586	3,103
Warehouse equipment [Member]
Cost:
Total cost	1,894		1,945
Furniture, computer and office equipment [Member]
Cost:
Total cost	5,060		5,395
Vehicles [Member]
Cost:
Total cost	3,579		4,740
Leasehold improvement [Member]
Cost:
Total cost	12,463		10,793
Software [Member]
Cost:
Total cost	3,012		3,012
Machinery and equipment [Member]
Cost:
Total cost	¥ 1,487